Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

(10)Debt

PPP Loan

In April 2020, we applied for, and received, a loan of $828 under the Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) program. Under the terms of the program, the loan was used to fund retention of employees and facility expenses. The program provides for forgiveness of the loan after a period of time if the loan was used for approved expenditures. On April 19, 2021, we received notice that the SBA had forgiven the loan. We recorded the forgiveness as a $828 gain included in other income and expense, net, in 2021 in the accompanying consolidated statements of operations.

Term Loan

The term loan and supplemental term loan matured on November 30, 2021, and were paid in full, with a final payment of $1,348.

In conjunction with the term loan, we issued the following warrants. All the warrants expire 10 years after the issuance date. The warrant liabilities are carried at fair value; the initial fair values listed below were recorded as debt discount at the time of issuance and amortized as additional interest expense.

Issue Date	Equity Class	Quantity	Exercise Price	Initial Fair Value
08‑26‑2015	Series A‑5 Preferred Stock	136,364	$0.44	$54
10‑27‑2016	Series A‑5 Preferred Stock	34,091	$0.44	$10
06‑30‑2017	Series A‑6 Preferred Stock	180,000	$0.50	$102
11‑20‑2018	Series A‑6 Preferred Stock	30,000	$0.50	$12